Retirement Plans and Postretirement Costs (Details 5)	Jul. 01, 2018	Jul. 02, 2017
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	13.00%	38.00%
Equity investments | Minimum
Pension plan weighted-average asset allocations by asset category
Target Allocation	0.00%
Equity investments | Maximum
Pension plan weighted-average asset allocations by asset category
Target Allocation	50.00%
Fixed-income investments / cash
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	87.00%	62.00%
Fixed-income investments / cash | Minimum
Pension plan weighted-average asset allocations by asset category
Target Allocation	50.00%
Fixed-income investments / cash | Maximum
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%